ACCOUNTING POLICIES (Details Narrative) £ in Thousands	5 Months Ended	12 Months Ended
	Dec. 31, 2022 GBP (£)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 GBP (£)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Aug. 01, 2022 GBP (£)	Mar. 31, 2022 GBP (£)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 GBP (£)
IfrsStatementLineItems [Line Items]
Accumulated deficit		$ 112,426,034		$ 106,003,753			£ 76,800		£ 64,000
Net loss		5,431,045	£ 4,000	3,353,507	$ 1,544,059
Net cash used in operating activities		5,468,065	£ 4,000	1,600,198	1,202,066
Cash | $		2,700,724		6,889,329	$ 235,485			$ 627,616
Current liabilities | $		$ 1,353,191		$ 1,707,302
Non-adjusting event [member]
IfrsStatementLineItems [Line Items]
Cash						£ 1,500
Current liabilities						£ 978
Rate of cash burn/spend	£ 2,400